LOANID CASSIDY	Event Level	NMLS Exception	NMLS Comments
28504	2
[2]   Originator name does not match NMLS registered name for license number
[2]   Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14

			Final 1003 reflects XXXXXX, NMLS website reflects XXXXXX. The Origination Company NMLS ID is not printed on the Initial Application or the Final Application.
28505	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	The Origination Company NMLS ID is not printed on the Initial or the Final Application.
28509	2
[2]   Originator's NMLS ID not listed on Federal Registry's website
[2]   Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14

			Or unable to locate by name; XXXXXX The Origination Company NMLS ID is not printed on the Initial or the Final Application.
28510	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	The Origination Company NMLS ID is not printed on the Initial or the Final Application.
28508	2	[2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	The Origination Company NMLS ID is not printed on the Initial or the Final Application.